Expense Example, No Redemption - PGIM QMA Mid-Cap Core Equity Fund - Class R6	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	678
Expense Example, No Redemption, 10 Years	$ 1,549